Subsequent Events (Details) - USD ($)		1 Months Ended
	Jan. 08, 2023	Dec. 30, 2022	Jan. 31, 2023	May 14, 2021
Subsequent Events (Details) [Line Items]
Shares issued		6,000		9,459,253
Agreement amount (in Dollars)		$ 7.5
Warrants share		18,000
Exercise price (in Dollars per share)		$ 1.25
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued	250,000		255,750
Agreement amount (in Dollars)	$ 250
Warrants share	100,000
Exercise price (in Dollars per share)	$ 1.13